Accumulated Other Comprehensive Income: Schedule of Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Accumulated Other Comprehensive Income (Loss)

		Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains	Income
Balance, January 1, 2011	$ 1,470	$ 1,470

Change in unrealized holding gains, net of tax - $653	1,217	1,217
Balance, December 31, 2011	2,687	2,687

Change in unrealized holding gains, net of tax - ($1,219)	(2,264)	(2,264)
Balance, December 31, 2012	423	423

,
Change in unrealized holding gains net of tax - ($105)	(154)	(154)
Balance, December 31, 2013	$ 269	$ 269